Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Event [Abstract]
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

The Company has evaluated the impact of any events that have occurred subsequent to September 30, 2017, through December 5, 2017, which is the date these unaudited condensed consolidated financial statements were issued, and determined there were no events that required adjustments to or disclosure in the accompanying financial statements.

26. SUBSEQUENT EVENT

On December 19, 2016, the Company announced a one-time dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company’s third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. On January 20, 2017, the dividends were paid by the Company in total of 519,156 Ordinary Shares to holders of record of the Company’s Ordinary Shares on December 29, 2016.

On January 24, 2017, Feng Hui Holding established Xinjiang Xin Quan Financial Leasing Co., Ltd. (“Xin Quan”) with registered capital of $30,000,000. Xin Quan is engaged in the business of financial leasing service.